Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Other Expense
Net Income (Loss)					$ 129,825	$ 6,229
Yingxi Industrial Chain Group Co Ltd [Member]
Revenue	$ 4,208,819	$ 3,615,869	$ 7,292,010	$ 6,850,617	14,427,141	9,294,356
Cost of revenue	3,937,257	3,136,863	6,746,056	5,942,449	12,751,777	7,950,642
Gross Profit	271,562	479,006	545,954	908,168	1,675,364	1,343,714
Operating Expense
General and administrative	382,167	404,877	676,827	767,546	1,516,876	1,474,278
Total Operating Expenses	382,167	404,877	676,827	767,546	1,516,876	1,474,278
Operating Income (Loss)	(110,605)	74,129	(130,873)	140,622	158,488	(130,564)
Other Expense
Other income					17,755	193,248
Interest expense				(2,701)	(2,701)	(21,874)
Other expense	(1,888)	(4,737)	(2,173)	(4,969)	(7,728)	(14,142)
Total Other expense	(1,888)	(4,737)	(2,173)	(7,670)	7,326	157,232
Income Before Income Taxes	(112,493)	69,392	(133,046)	132,952	165,814	26,668
Provision for income taxes	(2,176)	(10,486)	(2,328)	(17,361)	(35,989)	(20,439)
Net Income (Loss)	(114,669)	58,906	(135,374)	115,591	129,825	6,229
Other Comprehensive Income (Loss)
Foreign currency translation adjustments	(29,985)	(62,289)	(23,729)	(53,772)	39,156	(101,758)
Total Comprehensive Income (Loss)	$ (144,654)	$ (3,383)	$ (159,103)	$ 61,819	$ 168,981	$ (95,529)
Basic and Diluted Loss per Common Share	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Basic and Diluted Weighted Average Common Shares Outstanding	250,000,000	250,000,000	250,000,000	250,000,000	250,000,000	250,000,000